Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 1,114,370	₩ 952,719	₩ 730,513
Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	366,109	330,898
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	219,811	185,987
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	510,036	417,725
Others [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 18,414	₩ 18,109